CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Current Assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)
Other Current Assets
VAT reclaimable	₽ 7,573	$ 102.5	₽ 3,879
Prepaid income tax	1,484	20.1	1,321
Loans to employees	1,238	16.8	998
Other receivables	819	11.1	1,009
Loans granted to third parties	528	7.1	328
Current content assets	499	6.8	395
Interest receivable	426	5.8	409
Prepaid other taxes	148	2.0	107
Restricted cash	29	0.3	22
Loans granted to related parties (Note 18)	6	0.1	5
Other	200	2.7	324
Total other current assets	12,950	175.3	8,797
Interest receivable	₽ 426	$ 5.8	₽ 415
Russian Rubles denominated loans | Minimum
Other Current Assets
Interest rate (as a percent)	3.00%	3.00%
Russian Rubles denominated loans | Maximum
Other Current Assets
Interest rate (as a percent)	12.00%	12.00%